Stock Plan (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 13, 2019	Mar. 31, 2019	Dec. 31, 2019	Jun. 30, 2019
Proceeds from reserved for stock awards	$ 1,000,000		$ 1,000,000	$ 1,000,000
Stock Plan [Member]
Shares awarded under stock plan		510,000	965,000	510,000
2019-A Plan [Member]
Shares awarded under stock plan			642,857